Inventories	12 Months Ended
Mar. 31, 2022
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 4 – INVENTORIES

Inventories as of March 31, 2022 and 2021 consisted of the following:

	As of March 31,
	2022	2021

Raw materials	$604,850	$353,174
Finished goods	584,747	620,736
Provision for inventory	(172,070)	(114,214)
Total inventories, net	$1,017,527	$859,696

Impairment provision of inventories recorded for lower of cost or net realizable value adjustments were $53,365 and $62,944 for the years ended March 31, 2022 and 2021, respectively.